Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Fair Value Disclosures [Abstract]
Public warrants per warrant | $ / shares	$ 0.6
Change in fair value of warrant liabilities | $	$ 1,077,750